Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Stockholders Equity Note, Warrants or Rights
Warrants to purchase the Company’s common stock were outstanding as follows as of December 31, 2013:

Warrant Holder	Number of Shares Exercisable Under Warrant	Exercise Price	Expiration Date
US VC Partners, L.P.	6,153,850	$0.65	November 19, 2023
JFC Technologies LLC	73,009	0.01	November 19, 2023
Granite Creek FlexCap I, L.P.	267,950	0.01	November 19, 2023
Patriot Capital II, L.P.	187,564	0.01	November 19, 2023

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
The following presents how share-based expenses are included in our consolidated statements of comprehensive loss (in thousands):

	Year Ended December 31,
	2013	2012
Cost of revenues	$9	$12
Sales and marketing	44	(12)
General and administrative	621	387
Research and development	99	116
	$773	$503

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of each award is estimated on the date of grant using the Black-Scholes pricing model with the following assumptions for awards to employees and non-employees:

	2013	2012
Expected term (years)	5.0 – 6.5	5.0 – 6.5
Risk-free interest rate	1.10 – 1.70%	.73 – 1.43%
Estimated dividend yield	None	None
Volatility	126.71 – 130.08%	26.45 – 128.16%

Schedule of Share-based Compensation, Stock Options, Activity
Stock option and warrant activity related to share-based compensation is summarized as follows:

	Shares (in thousands)	Weighted Average Exercise Price
Outstanding at December 31, 2011	1,166	3.44
Granted (1)	1,708	1.60
Exercised (2)	(5)	3.65
Forfeited	(24)	3.71
Expired	(3)	3.80
Outstanding at December 31, 2012	2,842	2.33
Granted (3)	708	1.79
Exercised	0	-
Forfeited	(255)	2.02
Expired	(283)	3.78
Outstanding at December 31, 2013	3,012	2.09
Exercisable at December 31, 2013	1,321	$2.76

(1)	The weighted-average grant-date fair value of awards granted was $1.33.
(2)
The intrinsic value of awards exercised was $1,000. These options were exercised on a cashless basis, therefore no cash was received at exercise. The tax benefit realized from this exercise was insignificant.

(3)	The weighted-average grant-date fair value of awards granted was $1.61.

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable
The following table summarizes information about stock options and warrants related to stock-based compensation that (i) are not subject to performance conditions and (ii) are vested or are expected to vest as of December 31, 2013:

				Options Outstanding		Options Exercisable
				Weighted
				Average	Weighted			Weighted
		Number		Remaining	Average	Number		Average
Range of		Outstanding		Contractual	Exercise	Exercisable		Exercise
Exercise Prices		(in thousands)		Term (Years)	Price	(in thousands)		Price
$0.00	$2.00	2,212		8.30	$1.57	545		$1.69
2.01	4.00	675		6.18	3.34	668		3.33
4.01	6.00	125		6.94	4.61	108		4.61
		3,012	(1)	7.77	$2.09	1,321	(2)	$2.76

(1)	The aggregate intrinsic value of these stock options and warrants is $0 as of December 31, 2013.
(2)
The aggregate intrinsic value of these stock options and warrants is $0 as of December 31, 2013. The weighted-average remaining contractual term for these options is 6.45 years as of December 31, 2013.

Schedule of Nonvested Restricted Stock Units Activity
Nonvested restricted common stock related to stock-based compensation is summarized as follows:

	Shares (in thousands)		Weighted Average Grant Date Fair Value
Outstanding at December 31, 2011	277		3.88
Granted	29		2.66
Vested (1)	(129)		3.53
Forfeited	(141)		3.98
Outstanding at December 31, 2012	36	(3)	$3.76
Granted	0		-
Vested (2)	(36)		3.76
Forfeited	0		-
Outstanding at December 31, 2013	0		$-

(1)	The total fair value of restricted common stock awards that vested during 2012 was $364,000.
(2)	The total fair value of restricted common stock awards that vested during 2013 was $45,000.
(3)	These stock awards vested upon fulfilling service conditions.

Schedule of Accumulated Other Comprehensive Income (Loss)
The ending accumulated balances for each item in accumulated other comprehensive loss are as follows (all amounts in thousands):

	Year Ended December 31,
	2013	2012
Foreign currency translation loss	$(218)	$(418)
Unrealized gain on cash flow hedges, net of taxes	0	(97)
	$(218)	$(515)

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive loss due to derivative instruments and hedging activities are as follows (all amounts in thousands):

Balance, December 31, 2011	$(170)
Unrealized gain on interest rate swaps, net of taxes of $(45)	73
Balance, December 31, 2012	(97)
Unrealized gain on cash flow hedges, net of taxes of $(59)	97
Balance, December 31, 2013	$0

Schedule Of Foreign Currency Translation Adjustment In Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive loss due to currency translation adjustments (all amounts in thousands):

Balance, December 31, 2011	$(526)
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	108
Balance, December 31, 2012	(418)
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	200
Balance, December 31, 2013	$(218)